Filed pursuant to Rule 497(e)
Registration Nos. 333-86348; 811-21079

Hatteras Alternative Mutual Funds Trust

Supplement dated
January 12, 2016

to the

Hatteras Alternative Multi-Manager Fund
Prospectus and Statement of Additional Information (“SAI”)
dated December 4, 2015, as previously supplemented

Hatteras Alpha Hedged Strategies Fund
Hatteras Long/Short Debt Fund
Hatteras Long/Short Equity Fund
Hatteras Managed Futures Fund
Prospectus and SAI
dated April 30, 2015, as previously supplemented

Hatteras Market Neutral Fund
Prospectus and SAI
dated June 30, 2015, as previously supplemented

(collectively, the “Funds”)

No Load | Class A | Class C | Class H | Institutional Class

January 12, 2016

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.

Acquisition of the Advisor

Effective January 5, 2016, Raleigh Acquisitions, LLC (the “Purchaser”), a Delaware limited liability company managed by the same persons who managed Hatteras Funds, LLC (“Hatteras” or the “Advisor”), purchased from RCS Capital Corporation (“RCS”) and RCS Capital Holdings, LLC, a direct wholly-owned subsidiary of RCS (“RCS Holdings,” and together with RCS, the “Seller”) 100% of the limited liability company interests of Hatteras, the investment adviser to the Funds, and assumed certain liabilities of Hatteras (the “Purchase”).  The Purchase resulted in a change of control of Hatteras and, therefore, constituted an “assignment” within the meaning of the Investment Company Act of 1940 (the “1940 Act”) of the existing investment advisory agreements between Hatteras and the Funds.  The existing investment advisory agreements automatically terminated upon their assignment pursuant to certain provisions of the 1940 Act and were replaced by interim investment advisory agreements approved by the Board of Trustees of the Funds on December 9, 2015.  The interim investment advisory agreements will remain in effect for a period of up to 150 days or until new investment advisory agreements between Hatteras and the Funds are approved by the shareholders of the each Fund.  A special meeting of shareholders of the Funds is scheduled for January 21, 2016.

Following the Purchase, Hatteras Funds, LLC subsequently converted to a limited partnership in a transaction that was determined not to result in a change of control or management of the Advisor.  Therefore, all references to “Hatteras Funds, LLC” are deleted and replaced with “Hatteras Funds, LP”.

The following information replaces the first paragraph in the section titled “Investment Advisor, Advisory Agreement and Services Agreement” of each SAI for the Hatteras Alternative Multi-Manager Fund and the Hatteras Market Neutral Fund, beginning on pages 23 and 26 of each SAI, respectively.

Hatteras Funds, LP (“Hatteras” or the “Advisor”), 6601 Six Forks Road, Suite 340, Raleigh, NC 27615, the Fund’s Investment Advisor pursuant to an Investment Advisory Agreement (the “Advisory Agreement”), is registered as an investment advisor with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended.  The Advisor is a wholly-owned subsidiary of Raleigh Acquisitions, LLC, a Delaware limited liability company managed by the same persons who previously managed Hatteras Funds, LLC.  Effective January 5, 2016,  Raleigh Acquisitions, LLC purchased from RCS Capital Corporation (“RCS”) and RCS Capital Holdings, LLC, a direct wholly-owned subsidiary of RCS (“RCS Holdings,” and together with RCS, the “Seller”), 100% of the limited liability company interests of Hatteras, and assumed certain of its liabilities.

The following information replaces the first and second paragraphs in the section titled “Investment Advisor, Advisory Agreement and Services Agreement” of the SAI for the Hatteras Alpha Hedged Strategies Fund, Hatteras Long/Short Debt Fund, Hatteras Long/Short Equity Fund and Hatteras Managed Futures Fund, beginning on page 34 of the SAI.

Hatteras Funds, LP (“Hatteras” or the “Advisor”), 6601 Six Forks Road, Suite 340, Raleigh, NC 27615, the Funds’ Investment Advisor pursuant to an Investment Advisory Agreement (the “Advisory Agreement”), is registered as an investment advisor with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended.  The Advisor has also registered as a commodity pool operator with the National Futures Association with respect to the Managed Futures Fund in accordance with regulations adopted by the Commodity Futures Trading Commission under the Commodity Exchange Act.  The Advisor is a wholly-owned subsidiary of Raleigh Acquisitions, LLC, a Delaware limited liability company managed by the same persons who previously managed Hatteras Funds, LLC.  Effective January 5, 2016, Raleigh Acquisitions, LLC purchased from RCS Capital Corporation (“RCS”) and RCS Capital Holdings, LLC, a direct wholly-owned subsidiary of RCS (“RCS Holdings,” and together with RCS, the “Seller”) 100% of the limited liability company interests of Hatteras, and assumed certain of its liabilities.